Investments - FY, Net Investment Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized gains [Abstract]
Sales of fixed maturities	$ 63	$ 328	$ 9
Other	6	1	4
Total realized gains	69	329	13
Realized losses [Abstract]
Sales of fixed maturities	(10)	(6)	(5)
Other-than-temporary impairment losses	0	(122)	0
Total realized losses	(10)	(128)	(5)
Net investment gains	$ 59	$ 201	$ 8